capital structure financial policies (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Components of debt and coverage ratios
Net debt	$ 16,602	$ 13,667	$ 16,602	$ 13,667	$ 16,602		$ 13,667
EBITDA - excluding restructuring and other costs			$ 2,817	2,589	5,649	$ 5,421	5,133
Net interest cost					$ 706		$ 589
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs ratio			2.94		2.94		2.66
Net debt to operating cash flow ratio maximum					4.00
Coverage ratios
Earnings coverage ratio					4.2		4.7
EBITDA - excluding restructuring and other costs interest coverage ratio					8.0		8.8
Calculation of net debt
Long-term debt	16,579	14,145	$ 16,579	14,145	$ 16,579	14,101	$ 14,145
Debt issuance costs netted against long-term debt	105	93	105	93	105		93
Derivative (assets) liabilities, net	92	63	92	63	92		63
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects	(57)	(64)	(57)	(64)	(57)		(64)
Cash and temporary investments, net	(217)	(683)	(217)	(683)	(217)	(414)	(683)	$ (588)	$ (415)	$ (509)
Short-term borrowings	100	113	100	113	100	100	113
Net debt	16,602	13,667	16,602	13,667	16,602		13,667
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	1,373	1,251	2,752	2,520	5,336	5,104
Restructuring and other costs	29	35	65	69	313	317
EBITDA - excluding restructuring and other costs			$ 2,817	2,589	$ 5,649	$ 5,421	$ 5,133
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs ratio			2.94		2.94		2.66
Earnings Coverage Ratio					4.2		4.7
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs			(0.8)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes			0.3
EBITDA - excluding restructuring and other costs interest coverage ratio					8.0		8.8
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA					0.7
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs			(1.5)
Dividend payout ratio
Dividend payout ratio, (as a per cent)					75.00%		77.00%
Dividend payout ratio of adjusted net earnings, (as a per cent)					84.00%		77.00%
Calculation of adjusted net earnings attributable to Common Shares
Net income attributable to Common Shares	517	$ 390	$ 945	$ 800	$ 1,745		$ 1,556
Gain and net equity income related to real estate redevelopment project, after income taxes					(150)		1
Business combination-related provisions, after income taxes					(17)		(22)
Income tax-related adjustments					(129)		21
Long-term debt prepayment premium, after income taxes					25
Initial and committed donation to TELUS Friendly Future Foundation, after income taxes					90
Adjusted net earnings attributable to Common Shares					$ 1,564		$ 1,556
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.00
Dividend payout ratio
Dividend payout ratio, (as a per cent)			65.00%
Target dividend payout ratio, (as a per cent)							65.00%
Target ratio from free cash flow			60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.50
Dividend payout ratio
Dividend payout ratio, (as a per cent)			75.00%
Target dividend payout ratio, (as a per cent)							75.00%
Target ratio from free cash flow			75.00%
IFRS 16 effects
Changes in debt and coverage ratios
Increase in net debt to EBITDA ratio due to the implementation of IFRS 16			0.18
Calculation of adjusted net earnings attributable to Common Shares
Net income attributable to Common Shares	$ 4		$ 19